Lease Liabilities - Schedule of Lease Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Lease Liabilities [Line Items]
At beginning of the year	$ 746,612	$ 119,984
Lease liabilities:
- Not later than one year	357,399	399,858
- More than one year to five years	221,615	346,754
Additions	194,214	1,159,035
Disposal of controlling interest in subsidiaries	(132,226)	(120,240)
Finance cost	21,836	32,750
Payment	(252,641)	(458,737)
Currency alignment	1,219	13,820
At end of the year	579,014	746,612
Not later than one year [Member]
Lease liabilities:
- Not later than one year	357,399	399,858
More than one year to five years [Member]
Lease liabilities:
- More than one year to five years	$ 221,615	$ 346,754